TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Warrants (Details) - Underwriter Warrants $ / shares in Units, $ in Millions	Dec. 06, 2024 USD ($) $ / shares shares
TEMPORARY REDEEMABLE PREFERRED STOCK
Number of shares which may be issued from exercise of warrants | shares	107,813
Warrant exercise price | $ / shares	$ 7.5
Term of warrants	5 years
Value of warrants outstanding | $	$ 0.2